Supplemental Disclosures to Consolidated Statements of Cash Flows - Supplemental Disclosures to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid during the year for:
Interest, excluding interest capitalized	¥ 1,276	¥ 1,398	¥ 1,515
Income taxes	15,097	9,325	6,654
Acquisitions of new subsidiaries:
Fair value of assets acquired			15,733
Liabilities assumed			(9,178)
Goodwill			30
Gain on bargain purchase			(2,543)
Treasury stock			(4,721)
Cash paid, net of cash acquired			(679)
Property acquired under capital leases during the year	6	2,370	2,851
Recognition of tangible fixed assets due to asset retirement obligations	¥ 40	¥ 458	¥ 228